Note 6 - Equity Compensation Plans (Details) - Shares Activity in the Predecessor 2013 Period (Predecessor [Member], USD $)	10 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
A Shares [Member]
Note 6 - Equity Compensation Plans (Details) - Shares Activity in the Predecessor 2013 Period [Line Items]
Shares, Number (in Shares)		18,598
Shares, Weighted Average Grant Date Fair Value	$ 1.00	$ 1.00
Vested, Number (in Shares)	(12,598)
Vested, Weighted Average Grant Date Fair Value	$ 1.00
Forfeited, Number (in Shares)	(6,000)
Forfeited, Weighted Average Grant Date Fair Value	$ 1.00
B Shares [Member]
Note 6 - Equity Compensation Plans (Details) - Shares Activity in the Predecessor 2013 Period [Line Items]
Shares, Number (in Shares)		653,064
Shares, Weighted Average Grant Date Fair Value	$ 0.67	$ 0.67
Vested, Number (in Shares)	(645,064)
Vested, Weighted Average Grant Date Fair Value	$ 0.67
Forfeited, Number (in Shares)	(8,000)
Forfeited, Weighted Average Grant Date Fair Value	$ 0.67